Warrants (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of changes in the fair value of derivative warrant liabilities	The Company adjusts the warrants to fair value at each reporting period. During the twenty-four weeks ended October 15, 2023, the change in the fair value was as follows:

Warrant liability as of April 30, 2023	$1,925
Change in fair value	409
Warrant liability as of July 23, 2023	$2,334
Granted to Granite Creek	1,015
Reclassification of liability-classified warrants	1,834
Issuance of contingently issuable shares	(173)
Change in fair value	(1,759)
Warrant liability as of October 15, 2023	$3,251

The following table presents the changes in the fair value of derivative warrant liabilities for the three and nine months ended September 30, 2023:

	Public Warrants	Private Placement Warrants	Warrant Liability
Derivative warrant liabilities as of December 31, 2022	$301,875	$298,000	$599,875
Change in fair value	212,520	240,000	452,520
Derivative warrant liabilities as of March 31, 2023	514,395	538,000	1,052,395
Change in fair value	2,142,105	2,082,000	4,224,105
Derivative warrant liabilities as of June 30, 2023	2,656,500	2,620,000	5,276,500
Change in fair value	(464,888)	(458,000)	(922,888)
Derivative warrant liabilities as of September 30, 2023	$2,191,613	$2,162,000	$4,353,616

The following table presents the changes in the fair value of derivative warrant liabilities for the twelve months ended December 31, 2022:

	Public Warrants	Private Placement Warrants	Warrant Liability
Derivative warrant liabilities as of January 1, 2022	$—	$—	$—
Initial fair value of warrant liabilities at January 24, 2022	7,498,575	7,405,638	14,904,213
Change in fair value	(7,196,700)	(7,107,638)	(14,304,338)
Derivative warrant liabilities as of December 31, 2022	$301,875	$298,000	$599,875